Schedule of Additional Information About the Option Liability Subject to Measurement at Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Conduit Pharmaceuticals Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, option liability	$ 1,417
Change in fair value, option liability	136
Ending balance, option liability	1,309		$ 1,417
Conduit Pharmaceuticals Limited [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, option liability	1,404
Ending balance, option liability			1,404
Fair Value, Inputs, Level 3 [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, option liability	1,417
Option issued
Change in fair value, option liability	(136)
Foreign currency exchange impact	28
Ending balance, option liability	1,309		1,417
Fair Value, Inputs, Level 3 [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, option liability	$ 1,404
Option issued			1,404
Change in fair value, option liability
Foreign currency exchange impact
Ending balance, option liability			$ 1,404